FINANCE RECEIVABLES, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Receivables [Abstract]
FINANCE RECEIVABLES, NET

NOTE 8 — FINANCE RECEIVABLES, NET

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	September 30,	March 31,
	2025	2025
Gross receivables	$114,033	$137,617
Unearned income	(5,283)	(6,717)
Subtotal	108,750	130,900
Provision for credit loss	(11,698)	(13,247)
Finance receivables, net	97,052	117,653
Less: finance receivables, net – current	(55,328)	(70,801)
Finance receivables, net – non-current	$41,724	$46,852

The allowance for credit losses represents an estimate of the losses expected to be incurred by the Company from its finance receivables.

As of September 30, 2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:

Lease
Receivable
2026	$59,626
2027	40,422
2028	13,849
2029	136
Total	$114,033

NOTE 8 — FINANCE RECEIVABLES, NET

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	March 31,	March 31,
	2025	2024
Gross receivables	$137,617	$216,648
Unearned income	(6,717)	(13,083)
Subtotal	130,900	203,565
Provision for credit loss	(13,247)	(6,040)
Finance receivables, net	117,653	197,525
Less: finance receivables, net – current	(70,801)	(100,564)
Finance receivables, net – non-current	$46,852	$96,961

The allowance for credit losses represents an estimate of the losses expected to be incurred by the Company from its finance receivables.

As of March 31,2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:

Lease
Receivable
2026	$76,484
2027	36,986
2028	23,514
2029	633
Total	$137,617